Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® III Portfolio
March 31, 2025
VIPFLI-III-NPRT1-0525
1.830300.119
Bond Funds - 51.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	377,682	3,497,339
Fidelity International Bond Index Fund (a)	100,601	933,576
Fidelity Long-Term Treasury Bond Index Fund (a)	152,643	1,453,165
VIP High Income Portfolio - Investor Class (a)	74,173	348,612
VIP Investment Grade Bond II Portfolio - Investor Class (a)	898,572	8,509,473
TOTAL BOND FUNDS (Cost $15,513,127)		14,742,165

Domestic Equity Funds - 25.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	24,144	1,268,755
VIP Equity Income Portfolio - Investor Class (a)	38,354	1,035,553
VIP Growth & Income Portfolio - Investor Class (a)	47,262	1,418,333
VIP Growth Portfolio - Investor Class (a)	24,159	2,098,939
VIP Mid Cap Portfolio - Investor Class (a)	9,796	323,943
VIP Value Portfolio - Investor Class (a)	40,769	720,790
VIP Value Strategies Portfolio - Investor Class (a)	25,755	356,966
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,650,802)		7,223,279

International Equity Funds - 23.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	187,667	2,285,784
VIP Overseas Portfolio - Investor Class (a)	170,897	4,561,238
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,897,019)		6,847,022

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $52,074)	4.14	52,075	52,075

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,113,022)	28,864,541
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	28,864,542

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	3,481,287	73,463	201,530	-	(10,771)	154,890	3,497,339	377,682
Fidelity International Bond Index Fund	1,129,914	31,804	227,406	-	(11,061)	10,325	933,576	100,601
Fidelity Long-Term Treasury Bond Index Fund	1,472,172	41,533	117,170	13,830	(513)	57,143	1,453,165	152,643
VIP Contrafund Portfolio - Investor Class	1,300,683	140,417	63,288	40,035	(1,341)	(107,716)	1,268,755	24,144
VIP Emerging Markets Portfolio - Investor Class	2,479,623	43,580	393,326	-	17,978	137,929	2,285,784	187,667
VIP Equity Income Portfolio - Investor Class	1,061,311	33,367	86,128	7,902	(831)	27,834	1,035,553	38,354
VIP Government Money Market Portfolio - Investor Class	228,821	85,454	262,200	1,126	-	-	52,075	52,075
VIP Growth & Income Portfolio - Investor Class	1,456,136	65,222	88,722	14,240	(1,119)	(13,184)	1,418,333	47,262
VIP Growth Portfolio - Investor Class	2,155,604	208,510	60,329	25,190	(2,641)	(202,205)	2,098,939	24,159
VIP High Income Portfolio - Investor Class	350,041	6,220	9,166	748	(89)	1,606	348,612	74,173
VIP Investment Grade Bond II Portfolio - Investor Class	7,918,105	739,265	381,353	1,844	(5,137)	238,593	8,509,473	898,572
VIP Mid Cap Portfolio - Investor Class	334,134	45,063	18,400	14,878	(401)	(36,453)	323,943	9,796
VIP Overseas Portfolio - Investor Class	4,345,058	173,957	183,711	49,199	(1,218)	227,152	4,561,238	170,897
VIP Value Portfolio - Investor Class	745,778	60,078	36,257	28,029	(696)	(48,113)	720,790	40,769
VIP Value Strategies Portfolio - Investor Class	370,691	36,008	14,127	6,711	(508)	(35,098)	356,966	25,755
	28,829,358	1,783,941	2,143,113	203,732	(18,348)	412,703	28,864,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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